12. Notes Payable (Details Narrative) - Notes Payable [Member]	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)
Debt face amount		$ 7,330,000
Promissory note carrying amount		$ 6,632,917
Interest expense	$ 317,000
Canada, Dollars
Debt face amount			$ 10,000,000